Deferred tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure Of Detailed Information Of Recognized Deferred Tax Assets Liabilities [text block]
The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)		Assets / (liabilities)
	March 31, 202 3	March 31, 202 2
Deductible temporary difference
Property, Plant and Equipment	714,742	556,604
Lease obligations on right of use assets	147,614	130,143
Provision for employee benefits	45,421	46,204
Accounts receivable	104,658	111,455
Provision for Doubtful Advances	21,177	20,976
	1,033,612	865,382
Taxable temporary difference
Intangible assets	(133,829)	(143,519)
Finance Lease obligations	(34,145)	(35,670)
	(167,974)	(179,189)

Unused Tax credits
Mat Credit Entitlement	-	-
Net deferred tax asset (liability) recognized in Balance Sheet	865,638	686,193

Disclosure of temporary difference, unused tax losses and unused tax credits
Movement in temporary differences during the year

	Balance as of March 31, 20 21	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 202 2	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 202 3
Property, plant and equipment	597,497	(40,893)	-	556,604	158,138	-	714,742
Intangible assets	(143,326)	(193)	-	(143,519)	9,690	-	(133,829)
Lease obligations on right of use assets	61,752	68,391	-	130,143	17,471	-	147,614
Finance Lease obligations	-	(35,670)	-	(35,670)	1,525	-	(34,145)

MAT Credit entitlement	-	-	-		-	-
Provision for employee benefits	8,886	37,372	-	46,204	(783)	-	45,421
Accounts receivable	99,078	12,377	-	111,455	(6,797)	-	104,658
Provision for				-			-
Doubtful Advances	12,585	8,391	-	20,976	201	-	21,177

Disclosure of detailed information about unrecognized deferred tax assets liabilities [text block]	Unrecognized deferred tax assets / (liabilities)
	As of March 31, 2023	As of March 31, 2022
Deductible temporary differences	-	-
Unrecognized tax losses	105,500	-
	105,500	-

Disclosure of income tax

Income tax expense recognized in profit or loss
	March 31, 202 3	March 31, 202 2	March 31, 2021
Current tax expense / (benefit)
Current period	525,942	639,982	671,877

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(179,443)	(49,721)	(603,463)
MAT credit entitlement

Total income tax expense / (benefit)	346,499	590,261	68,414

Disclosure of Effective Income Tax provision Reconciliation [text block]

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:
	Year ended March 31, 202 3	Year ended March 31, 202 2	Year ended March 31, 2021
Profit before income taxes	1,021,086	1,862,838	1,600,276
Enacted tax rates in India	25.17%	25.17%	34.94%
Computed expected tax expense / (benefit)	257,007	468,876	559,136
Effect of:
Share based payment expense not deductible for tax purposes	-	-	-
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(42,500)	(37,923)	(267,566)
Difference on account differential tax rates in different jurisdictions	18,519	23,917	(1,555)
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	105,500	-	-
Expenses/income not taxable			-
Recognition of current year temporary differences			(129,500)
Recognition of previously unrecognized tax losses	-	-	-
Difference on account of differential tax rates in different companies	-	-	(86,987)
Effect of expenses that are not deductible in determining taxable profit	1,700	7,224	3,092
Expenses/income not taxable
Unrecognized temporary differences	-	-	3,491
Utilisation of previously unrecognised temporary differences	-	14,875	2,056
Effect of rate difference in opening and closing deferred tax	-	(718)	(28,182)
Others	-	-	14,429
	6,246	(10,920)	-
Reversal of previously recognised temporary differences	-	124,930	-
	346,499	590,261	68,414